Document and Entity Information	Jan. 30, 2026
Cover [Abstract]
Entity Registrant Name	CSG SYSTEMS INTERNATIONAL INC
Amendment Flag	false
Entity Central Index Key	0001005757
Document Type	8-K
Document Period End Date	Jan. 30, 2026
Entity Incorporation State Country Code	DE
Entity File Number	0-27512
Entity Tax Identification Number	47-0783182
Entity Address, Address Line One	169 Inverness Dr W
Entity Address, Address Line Two	Ste 300
Entity Address, City or Town	Englewood
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80112
City Area Code	(303)
Local Phone Number	200-2000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	CSGS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false